Income and Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		SFr 57,085	SFr 52,083	SFr 29,247
General and administrative expenses		25,786	21,807	17,487
Operating expenses		82,871	73,890	81,597
Personnel Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		18,849	11,114	6,509
General and administrative expenses		14,997	11,476	7,029
Operating expenses		33,846	22,590	13,537
Payroll and Related Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		9,851	6,085	4,796
General and administrative expenses		7,951	6,723	5,134
Operating expenses		17,802	12,808	9,930
Share-based Compensation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		8,998	5,029	1,713
General and administrative expenses		7,046	4,753	1,895
Operating expenses		16,044	9,782	3,607
Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		38,236	40,969	22,738
General and administrative expenses		10,789	10,331	10,458
Operating expenses		49,025	51,300	68,059
External Service Providers
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		36,818	40,127	22,256
General and administrative expenses		8,200	7,445	7,695
Operating expenses		45,018	47,572	29,951
Other Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		1,077	573	258
General and administrative expenses		2,384	2,749	2,700
Operating expenses		3,461	3,322	2,958
Depreciation expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		341	269	224
General and administrative expenses		205	137	63
Operating expenses		SFr 546	SFr 406	287
Merger and listing expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Operating expenses	[1]			SFr 34,863

[1]	Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.